January 27, 2015

VIA EDGAR AND HAND DELIVERY

Mr. Jeffrey P. Riedler

Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3720

Washington, D.C. 20549

Re:	Seres Health, Inc. Registration Statement on Form S-1 (CIK No. 0001609809)

Dear Mr. Riedler:

On behalf of Seres Health, Inc., a Delaware corporation (the “Company”), we are transmitting this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated January 8, 2015 with respect to the Company’s Registration Statement on Form S-1 (the “Registration Statement”). This letter is being submitted together with Amendment No. 1 (“Amendment No. 1”) to the Registration Statement, which has been revised to address various of the Staff’s comments. The bold and numbered paragraphs below correspond to the numbered paragraphs in the Staff’s letter and are followed by the Company’s responses. For the Staff’s convenience, we are also sending, by courier, copies of this letter and marked copies of Amendment No. 1 that reflect changes made to the Registration Statement.

Prospectus Summary, page 1

1.	We note your disclosure that you plan to begin enrollment of your Phase 3 trials for SER-109 by the end of the first quarter of 2015. We also note your disclosure at page 99 that prior to commencing your Phase 3 clinical trial of SER-109, you will need to complete validation studies demonstrating the ability of the process to inactivate and clear the potential pathogens of concern. Please revise your disclosure here and throughout the prospectus to reflect the timing of the required validation studies and how they impact the commencement of Phase 3 trials for SER-109.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 3, 84, 92, 97, and 100 of Amendment No. 1.

January 27, 2015

2.	We note your disclosure that you are a first-in-field microbiome therapeutics platform company. Please reconcile your statement that you are “first-in-field” with your risk factor discussion on page 25 which discusses several competitors in the microbiome therapeutics field. Please make any corresponding changes to the prospectus, as necessary to clarify you reference.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 64, 82 and F-7 of Amendment No. 1.

3.	Please describe the meaning and significance of the term “bedside-to-bench-to-bedside approach” at your first reference.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 2 and 83 of Amendment No. 1.

4.	Please describe the meaning and significance of the term “cytotoxic drugs.”

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 2 and 93 of Amendment No. 1.

Risk Factors

Even if this offering is successful we will need additional funding…, page 13

5.	Please expand your disclosure in this risk factor to quantify the amount of your existing cash and cash equivalents.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 13 of Amendment No. 1.

If we are unable to adequately protect our proprietary technology…, page 34

6.	Please describe the meaning and significance of the term “PCT,” at your first reference in this risk factor.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 35 of Amendment No. 1.

Industry sand Other Data, page 53

7.	We note your statements that you have not independently verified market and industry data from third-party sources or internal company research or market definitions by any independent source. Please revise your disclosure to remove these statements as it is improper to disclaim liability for information presented in the prospectus.

January 27, 2015

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 53 of Amendment No. 1.

Use of Proceeds, page 54

8.	Pursuant to the requirements of Item 504 of Regulation S-K, where you have identified the specific purposes for which you intend to use the offering proceeds, you must disclose the approximate amount of proceeds intended to be used for each such purpose. Accordingly, please revise your disclosure to estimate the amount of proceeds that will be used for each of the following:

•	to advance the clinical development of SER-109 for the prevention of further recurrences of CDI in patients suffering from recurrent CDI through a Phase 3 clinical trial;

•	to continue pre-clinical studies and, subsequently, Phase 1 clinical development of SER-262 to prevent an initial recurrence of CDI following antibiotic treatment of primary CDI;

•	to conduct pre-clinical and clinical research of microbiome therapeutics in non-C. difficile infections, metabolic and inflammatory diseases, including our product candidates SER-301 and SER-155; and

•	to fund manufacturing activity, including scale up of the manufacturing process for SER-109 and development of our manufacturing facilities,

We note your statement that you cannot predict with certainty all of the particular uses for the net proceeds to be received upon the closing of this offering or the amounts that you will actually spend on the uses set forth, however, that does not relieve you of your obligation to provide investors with an approximation of the manner in which you will allocate funds from the offering.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 54 of Amendment No. 1.

9.	Please expand your disclosure to include how far in the clinical development process you expect the proceeds from this offering will enable you to reach for each of the product candidates.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 54 of Amendment No. 1.

10.	Please expand your disclosure to indicate whether the amount of proceeds allocated for the funding of manufacturing activity with respect to SER-109 will be sufficient to accomplish your plans. If not, please revise your disclosure accordingly.

January 27, 2015

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 54 of Amendment No. 1.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies and Significant Judgments and Estimates Stock-Based Compensation, page 68

11.	We may have additional comments on your accounting for equity issuances including stock compensation and beneficial conversion features. Once you have an estimated offering price, please provide us an analysis explaining the reasons for the differences between recent valuations of your common stock leading up to the IPO and the estimated offering price.

Response: The Company acknowledges the Staff’s comment and will provide the Staff with the analysis requested once the Company has an estimated offering price.

Business, page 82

Understanding the Microbiome and its impact on disease, page 87

12.	Please describe the meaning and significance of the term “commensal bacteria.”

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 87 of Amendment No. 1.

Our Microbiome Therapeutics Platform, page 88

13.	We note that the graphics on page 88 include images, charts, and graphs with very small text. Please revise the graphics to provide a readable presentation for a potential investor. In addition, please define the term “POC.”

Response: In response to the Staff’s comment, the Company has revised the graphic on page 88 of Amendment No. 1.

Ecobiotic Candidate Design, page 89

14.	Please define the terms “phenotype” and “Phylogentic R-Group” as they are used in your chart at page 89.

Response: In response to the Staff’s comment, the Company has revised the graphic on page 89 of Amendment No. 1.

January 27, 2015

15.	Please increase the size of the labels and text of the charts on page 101 to provide a readable presentation for a potential investor.

Response: In response to the Staff’s comment, the Company has revised the graphic on page 101 of Amendment No. 1.

Directors, page 120

16.	Please revise your disclosure with respect to David A. Berry, M.D., Ph.D., to include his tenure as Interim President and Chief Executive Officer, as disclosed in “Office of the Chief Executive Officer,” on page 130.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 121 of Amendment No. 1.

Intellectual Property, page 104

17.	Please revise your disclosure to indicate whether the patent application families described on pages 105 and 106 of the prospectus are expected to provide patent protection for each of your primary product candidates. Please also identify the specific product candidates covered under each patent application family.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 105 and 106 of Amendment No. 1.

Executive and Director Compensation, page 126

18.	Please update your executive and director compensation disclosure to reflect compensation information as of the registrant’s last completed fiscal year ended December 31, 2014. You should also continue to include 2013 executive compensation information in your Summary Compensation Table. Please refer to Instruction 1 to Item 402(n) of Regulation S-K.

Response: In response to the Staff’s comment, the Company has revised the disclosures in the Executive and Director Compensation section of Amendment No. 1.

19.	We note your disclosure with respect to the 2015 Employee Stock Purchase Plan. Please expand your disclosure to include the material terms of the 2015 Employee Stock Purchase Plan and file a copy as an exhibit.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 134 to 135 of Amendment No. 1. The Company acknowledges the Staff’s request to file the plan as an exhibit and confirms that it will do so once the plan is final.

January 27, 2015

Employment Agreements, page 129

20.	Please provide a summary of the Offer Letter with respect to Eric Shaff, Chief Financial Officer and Executive Vice President.

Response: In response to the Staff’s comment, the Company has added the disclosure on page 129 to 130 of Amendment No. 1.

European Economic Area, page 160

21.	Please define the term “FSMA” in the last paragraph on page 160.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 160 of Amendment No. 1.

General

22.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response: In response to the Staff’s comment, the Company has filed additional documents as exhibits with Amendment No. 1. The Company will file the remaining exhibits as soon as practicable.

23.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response: In response to the Staff’s comment, the Company confirms that the graphics included in Amendment No. 1 are the only graphics that will be included in the prospectus.

24.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that at this time neither it, nor anyone on its behalf, has presented written

January 27, 2015

communications to potential investors. The Company advises the Staff that, to the extent such written communications are made or used, the Company will provide the Staff with copies under separate supplemental cover.

If you have any questions regarding the foregoing responses or the enclosed Amendment, please do not hesitate to contact me by telephone at (617) 948-6060.

Very truly yours,

/s/ Peter N. Handrinos

Peter N. Handrinos

of LATHAM & WATKINS LLP

cc:	Roger J. Pomerantz, M.D., Seres Health, Inc.